Share-based payments	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangements [Abstract]
Share-based payments
13.	Share-based payments
The Company offered to certain directors, executive officers, employees, and external consultants, providing services similar to those rendered by employees, to participate in one of the three different share-based payment plans to receive restricted shares, share options, or RSUs.
A total expense of USD 9,412 thousand for all share-based payment plans was recognized during the six-months
ended June 30, 2022 (June 30, 2021: USD 11,801 thousand), of which USD 3,714 thousand was recognized within research and development expense (June 30, 2021: USD 3,208 thousand) and USD 5,698 thousand within general and administrative expenses (June 30, 2021: USD 8,593 thousand), with a corresponding credit to equity (accumulated losses).

13.1	Restricted shares
No restricted shares were granted during the
six-months
ended June 30, 2022 or 2021.

13.2	Share options
For the
six-months
ended June 30, 2022, a total of 2,154,900 share options were granted (June 30, 2021: 2,358,400 share options).
The assessed fair value at grant date of share options granted is determined using an adjusted form of the Black-Scholes model that takes into account the exercise price and expected price volatility of the underlying share. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the share option is indicative of future trends, which may not necessarily be the actual outcome.
The following tables list the inputs to the model used for the plans. The weighted-average assumptions used in estimating the fair value of share options with service conditions granted in 2022 and 2021 were as follows:

	As of June 30, 2022	As of June 30, 2021
Fair value per share	3.89	12.38
Exercise price	5.52	4.70
Volatility	64.65%	58.10%
Duration	10 years	10 years

A summary of share option activity, is presented below.

	June 30, 2022
	Average exercise price (USD) per share option	Number of Options
Outstanding as of January 1, 2022	3.32	3,847,800

Granted during the period	5.52	2,154,900
Forfeited during the period	5.39	(191,441)

Outstanding as of June 30, 2022	4.07	5,811,259

Vested as of June 30, 2022	3.57	1,219,631

Exercisable as of June 30, 2022	3.57	1,219,631

	June 30, 2021
	Average exercise price (USD) per share option	Number of options
Outstanding as of January 1, 2021	0.05	1,252,900

Granted during the period	4.70	2,358,400
Forfeited during the period	0.05	(3,500)

Outstanding as of June 30, 2021	3.09	3,607,800

Vested as of June 30, 2021	2.91	182,677

Exercisable as of June 30, 2021	2.91	182,677

Share options outstanding at the end of the period have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price (USD)	Share options at June 30, 2022
August 31, 2019	August 31, 2029	0.05	46,000
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
January 31, 2021	January 31, 2031	0.05	5,000
February 28, 2021	February 28, 2031	0.05	40,000
March 31, 2021	March 31, 2031	0.05	60,000
April 30, 2021	April 30, 2031	4.80	1,726,176
May 31, 2021	May 31, 2031	4.80	428,600
June 30, 2021	June 30, 2031	11.66	40,000
September 30, 2021	September 30, 2031	7.73	160,000
September 30, 2021	September 30, 2031	4.80	40,000
December 31, 2021	December 31, 2031	4.91	40,000
January 31, 2022	January 31, 2032	4.83	130,000
February 28, 2022	February 28, 2032	5.65	1,610,483
March 31, 2022	March 31, 2032	4.71	15,000
April 30, 2022	April 30, 2032	4.50	110,000
May 31, 2022	May 31,2032	5.84	10,000
June 30, 2022	June 30,2032	5.40	146,600
Total			5,881,259
Weighted average fair value of options granted during the period (in USD)			3.89
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.03

13.3	Restricted share units
For the
six-months
ended June 30, 2022, no RSUs were granted (June 30, 2021: 446,000 RSUs were granted) and 30,000 RSUs were forfeited (June 30, 2021: no RSUs were forfeited).

	June 30, 2022
	Restricted share units	Weighted- average grant-date fair value
Outstanding as of January 1, 2022	548,969	11.86

Granted during the period	—	—
Vested	(141,212)	12.45
Forfeited during the period	(30,000)	15.55

Non-vested as of June 30, 2022	377,757	11.35

	June 30, 2021
	Restricted share units	Weighted- average grant-date fair value
Outstanding as of January 1, 2021	234,500	4.60

Granted during the period	446,000	15.55
Vested	(25,761)	5.18
Forfeited during the period	—	—

Non-vested as of June 30, 2021	654.739	12.04

The RSUs include a net settlement feature under which the Company withholds shares in order to settle the employee’s s tax obligations.
The Company equity-settles the RSUs on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee’s tax obligation and only issuing the remaining shares on completion of the vesting period. For the six-months
ended June 30, 2022, 118,355 RSUs were equity-settled and an amount of USD 250 thousand was withheld and paid to the taxation authority (June 30, 2021 no RSUs were settled).